JPMorgan Hedged Equity 3 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
A C I Shares [Member] | JPMorgan Hedged Equity 3 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.76%	18.60%	(14.50%)